Portfolio of Investments – as of October 31, 2023 (Unaudited)
Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 25.2% of Net Assets
	Aerospace & Defense — 0.5%
33	AAR Corp.(a)	$1,959
82	Boeing Co.(a)	15,319
7	L3Harris Technologies, Inc.	1,256
5	Lockheed Martin Corp.	2,273
14	Moog, Inc., Class A	1,625
23	RTX Corp.	1,872
		24,304
	Air Freight & Logistics — 0.2%
45	Expeditors International of Washington, Inc.	4,916
4	FedEx Corp.	960
27	GXO Logistics, Inc.(a)	1,364
14	United Parcel Service, Inc., Class B	1,978
		9,218
	Automobile Components — 0.3%
6	Aptiv PLC(a)	523
114	BorgWarner, Inc.	4,207
97	Dana, Inc.	1,114
82	Magna International, Inc.	3,943
78	Mobileye Global, Inc., Class A(a)	2,782
25	Phinia, Inc.	647
13	Visteon Corp.(a)	1,497
		14,713
	Automobiles — 0.5%
273	General Motors Co.	7,699
74	Tesla, Inc.(a)	14,862
14	Thor Industries, Inc.	1,231
		23,792
	Banks — 1.3%
55	Ameris Bancorp	2,052
222	Banc of California, Inc.	2,489
320	Bank of America Corp.	8,429
158	Citigroup, Inc.	6,239
23	Citizens Financial Group, Inc.	539
41	East West Bancorp, Inc.	2,198
4	First Citizens BancShares, Inc., Class A	5,523
103	First Financial Bancorp	1,906
278	FNB Corp.	2,972
169	Fulton Financial Corp.	2,195
56	International Bancshares Corp.	2,454
54	JPMorgan Chase & Co.	7,509
17	PNC Financial Services Group, Inc.	1,946
26	Regions Financial Corp.	378
188	Truist Financial Corp.	5,332
30	U.S. Bancorp	956
54	Webster Financial Corp.	2,050
212	Wells Fargo & Co.	8,431
		63,598
	Beverages — 0.4%
10	Boston Beer Co., Inc., Class A(a)	3,340
36	Coca-Cola Co.	2,034
30	Keurig Dr Pepper, Inc.	910
235	Monster Beverage Corp.(a)	12,008
8	PepsiCo, Inc.	1,306
		19,598
	Biotechnology — 0.5%
12	AbbVie, Inc.	1,694
41	Alnylam Pharmaceuticals, Inc.(a)	6,224
3	Biogen, Inc.(a)	712
47	CRISPR Therapeutics AG(a)	1,830
Shares	Description	Value (†)
	Biotechnology — continued
38	Cytokinetics, Inc.(a)	$1,325
16	Gilead Sciences, Inc.	1,257
28	Halozyme Therapeutics, Inc.(a)	948
12	Incyte Corp.(a)	647
16	Neurocrine Biosciences, Inc.(a)	1,775
11	Regeneron Pharmaceuticals, Inc.(a)	8,579
5	United Therapeutics Corp.(a)	1,114
2	Vertex Pharmaceuticals, Inc.(a)	724
		26,829
	Broadline Retail — 1.0%
38	Alibaba Group Holding Ltd., ADR(a)	3,136
310	Amazon.com, Inc.(a)	41,258
104	eBay, Inc.	4,080
		48,474
	Building Products — 0.4%
14	Builders FirstSource, Inc.(a)	1,519
11	Carlisle Cos., Inc.	2,795
15	Carrier Global Corp.	715
70	Fortune Brands Innovations, Inc.	3,906
6	Lennox International, Inc.	2,223
97	Masco Corp.	5,053
21	Owens Corning	2,381
18	Trex Co., Inc.(a)	1,012
		19,604
	Capital Markets — 1.5%
152	Bank of New York Mellon Corp.	6,460
7	BlackRock, Inc.	4,286
7	Cboe Global Markets, Inc.	1,147
149	Charles Schwab Corp.	7,754
12	CME Group, Inc.	2,562
11	FactSet Research Systems, Inc.	4,751
20	Goldman Sachs Group, Inc.	6,072
96	Intercontinental Exchange, Inc.	10,314
40	Janus Henderson Group PLC	923
147	KKR & Co., Inc.	8,144
9	Moody's Corp.	2,772
16	Morgan Stanley	1,133
9	MSCI, Inc.	4,244
5	Northern Trust Corp.	330
6	S&P Global, Inc.	2,096
73	SEI Investments Co.	3,917
97	State Street Corp.	6,269
5	T. Rowe Price Group, Inc.	452
9	Virtus Investment Partners, Inc.	1,658
		75,284
	Chemicals — 0.4%
3	Air Products & Chemicals, Inc.	847
29	Celanese Corp.	3,321
74	Corteva, Inc.	3,562
9	DuPont de Nemours, Inc.	656
5	Ecolab, Inc.	839
25	HB Fuller Co.	1,654
18	Innospec, Inc.	1,764
9	Linde PLC	3,439
22	Minerals Technologies, Inc.	1,189
3	Sherwin-Williams Co.	715
11	Stepan Co.	823
		18,809
	Commercial Services & Supplies — 0.1%
14	MSA Safety, Inc.	2,211

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
31	Vestis Corp.(a)	$474
4	Waste Management, Inc.	657
		3,342
	Communications Equipment — 0.1%
32	Ciena Corp.(a)	1,350
66	Cisco Systems, Inc.	3,441
11	F5, Inc.(a)	1,668
3	Motorola Solutions, Inc.	835
		7,294
	Construction & Engineering — 0.1%
45	AECOM	3,445
	Construction Materials — 0.1%
4	Martin Marietta Materials, Inc.	1,636
11	Vulcan Materials Co.	2,161
		3,797
	Consumer Finance — 0.5%
255	Ally Financial, Inc.	6,168
54	American Express Co.	7,886
96	Capital One Financial Corp.	9,724
18	Synchrony Financial	505
		24,283
	Consumer Staples Distribution & Retail — 0.5%
25	BJ's Wholesale Club Holdings, Inc.(a)	1,703
6	Casey's General Stores, Inc.	1,631
5	Costco Wholesale Corp.	2,762
241	Kroger Co.	10,934
42	Sprouts Farmers Market, Inc.(a)	1,765
6	Target Corp.	665
26	Walmart, Inc.	4,249
		23,709
	Containers & Packaging — 0.1%
6	Ball Corp.	289
25	Crown Holdings, Inc.	2,015
41	Sonoco Products Co.	2,124
		4,428
	Distributors — 0.0%
6	Genuine Parts Co.	773
	Diversified Consumer Services — 0.1%
15	Grand Canyon Education, Inc.(a)	1,775
31	Service Corp. International	1,687
		3,462
	Diversified REITs — 0.0%
97	American Assets Trust, Inc.	1,722
3	Digital Realty Trust, Inc.	373
		2,095
	Diversified Telecommunication Services — 0.1%
155	AT&T, Inc.	2,387
24	Iridium Communications, Inc.	889
107	Verizon Communications, Inc.	3,759
		7,035
	Electric Utilities — 0.2%
32	American Electric Power Co., Inc.	2,417
39	Eversource Energy	2,098
21	Exelon Corp.	818
26	FirstEnergy Corp.	926
17	IDACORP, Inc.	1,610
		7,869
	Electrical Equipment — 0.2%
16	Eaton Corp. PLC	3,327
Shares	Description	Value (†)
	Electrical Equipment — continued
21	Emerson Electric Co.	$1,868
11	Hubbell, Inc.	2,971
36	nVent Electric PLC	1,733
14	Regal Rexnord Corp.	1,658
3	Rockwell Automation, Inc.	788
		12,345
	Electronic Equipment, Instruments & Components — 0.3%
19	Advanced Energy Industries, Inc.	1,658
11	Amphenol Corp., Class A	886
40	Avnet, Inc.	1,853
30	Cognex Corp.	1,080
9	Corning, Inc.	241
27	Jabil, Inc.	3,315
103	Knowles Corp.(a)	1,338
7	Littelfuse, Inc.	1,517
33	TE Connectivity Ltd.	3,889
2	Teledyne Technologies, Inc.(a)	749
2	Zebra Technologies Corp., Class A(a)	419
		16,945
	Energy Equipment & Services — 0.1%
55	ChampionX Corp.	1,694
112	NOV, Inc.	2,236
17	Schlumberger NV	946
		4,876
	Entertainment — 0.7%
10	Electronic Arts, Inc.	1,238
33	Netflix, Inc.(a)	13,586
9	Take-Two Interactive Software, Inc.(a)	1,204
176	Walt Disney Co.(a)	14,360
494	Warner Bros Discovery, Inc.(a)	4,910
		35,298
	Financial Services — 0.9%
55	Block, Inc.(a)	2,214
65	Fiserv, Inc.(a)	7,394
42	Global Payments, Inc.	4,461
4	Jack Henry & Associates, Inc.	564
4	Mastercard, Inc., Class A	1,505
191	MGIC Investment Corp.	3,217
69	PayPal Holdings, Inc.(a)	3,574
69	Visa, Inc., Class A	16,222
40	Voya Financial, Inc.	2,671
9	WEX, Inc.(a)	1,498
		43,320
	Food Products — 0.3%
21	Campbell Soup Co.	849
34	Conagra Brands, Inc.	930
25	Darling Ingredients, Inc.(a)	1,107
17	General Mills, Inc.	1,109
6	Hershey Co.	1,124
34	Hormel Foods Corp.	1,107
18	Ingredion, Inc.	1,685
7	J.M. Smucker Co.	797
24	Kellanova	1,211
22	Kraft Heinz Co.	692
16	McCormick & Co., Inc.	1,022
47	Mondelez International, Inc., Class A	3,112
6	WK Kellogg Co.(a)	60
		14,805
	Gas Utilities — 0.1%
12	Atmos Energy Corp.	1,292

Shares	Description	Value (†)
	Gas Utilities — continued
49	New Jersey Resources Corp.	$1,988
20	ONE Gas, Inc.	1,208
		4,488
	Ground Transportation — 0.2%
59	CSX Corp.	1,761
4	J.B. Hunt Transport Services, Inc.	688
9	Norfolk Southern Corp.	1,717
12	Ryder System, Inc.	1,171
5	Saia, Inc.(a)	1,792
5	Union Pacific Corp.	1,038
19	XPO, Inc.(a)	1,440
		9,607
	Health Care Equipment & Supplies — 0.4%
19	Abbott Laboratories	1,796
2	Align Technology, Inc.(a)	369
89	Baxter International, Inc.	2,886
7	Becton Dickinson & Co.	1,769
2	Cooper Cos., Inc.	624
11	Edwards Lifesciences Corp.(a)	701
5	GE HealthCare Technologies, Inc.	333
18	Globus Medical, Inc., Class A(a)	823
14	Haemonetics Corp.(a)	1,193
18	Intuitive Surgical, Inc.(a)	4,720
21	LeMaitre Vascular, Inc.	1,020
29	Medtronic PLC	2,046
7	Penumbra, Inc.(a)	1,338
6	Shockwave Medical, Inc.(a)	1,238
4	Stryker Corp.	1,081
		21,937
	Health Care Providers & Services — 0.6%
26	Acadia Healthcare Co., Inc.(a)	1,911
10	Cardinal Health, Inc.	910
56	Centene Corp.(a)	3,863
4	Chemed Corp.	2,251
9	Cigna Group	2,783
72	CVS Health Corp.	4,969
2	Elevance Health, Inc.	900
17	Encompass Health Corp.	1,063
16	HCA Healthcare, Inc.	3,618
13	Henry Schein, Inc.(a)	845
1	Humana, Inc.	524
4	Laboratory Corp. of America Holdings	799
1	McKesson Corp.	455
48	Select Medical Holdings Corp.	1,091
23	Tenet Healthcare Corp.(a)	1,235
6	UnitedHealth Group, Inc.	3,213
		30,430
	Health Care REITs — 0.0%
116	Physicians Realty Trust	1,260
	Health Care Technology — 0.2%
175	Doximity, Inc., Class A(a)	3,575
27	Veeva Systems, Inc., Class A(a)	5,203
		8,778
	Hotel & Resort REITs — 0.0%
27	Host Hotels & Resorts, Inc.	418
	Hotels, Restaurants & Leisure — 0.7%
62	Aramark	1,670
2	Booking Holdings, Inc.(a)	5,579
20	Hilton Worldwide Holdings, Inc.	3,031
19	Marriott Vacations Worldwide Corp.	1,707
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
12	McDonald's Corp.	$3,146
30	Norwegian Cruise Line Holdings Ltd.(a)	408
82	Starbucks Corp.	7,564
40	Travel & Leisure Co.	1,361
7	Wingstop, Inc.	1,280
77	Yum China Holdings, Inc.	4,047
33	Yum! Brands, Inc.	3,988
		33,781
	Household Durables — 0.2%
8	DR Horton, Inc.	835
41	KB Home	1,812
16	Meritage Homes Corp.	1,825
22	PulteGroup, Inc.	1,619
53	Taylor Morrison Home Corp.(a)	2,031
		8,122
	Household Products — 0.2%
21	Church & Dwight Co., Inc.	1,910
14	Colgate-Palmolive Co.	1,052
63	Energizer Holdings, Inc.	1,989
41	Procter & Gamble Co.	6,151
		11,102
	Independent Power & Renewable Electricity Producers — 0.0%
68	AES Corp.	1,013
	Industrial Conglomerates — 0.2%
7	3M Co.	637
34	General Electric Co.	3,693
20	Honeywell International, Inc.	3,665
		7,995
	Industrial REITs — 0.1%
13	Prologis, Inc.	1,310
56	Rexford Industrial Realty, Inc.	2,421
		3,731
	Insurance — 0.8%
5	Allstate Corp.	641
130	American International Group, Inc.	7,970
15	Arch Capital Group Ltd.(a)	1,300
11	Arthur J Gallagher & Co.	2,590
6	Assurant, Inc.	893
9	Chubb Ltd.	1,932
30	First American Financial Corp.	1,543
18	Hanover Insurance Group, Inc.	2,110
18	Hartford Financial Services Group, Inc.	1,322
7	Marsh & McLennan Cos., Inc.	1,328
13	Prudential Financial, Inc.	1,189
36	Reinsurance Group of America, Inc.	5,381
25	Selective Insurance Group, Inc.	2,603
14	Travelers Cos., Inc.	2,344
37	Willis Towers Watson PLC	8,728
		41,874
	Interactive Media & Services — 1.4%
129	Alphabet, Inc., Class A(a)	16,006
173	Alphabet, Inc., Class C(a)	21,677
89	Meta Platforms, Inc., Class A(a)	26,813
58	Pinterest, Inc., Class A(a)	1,733
48	Yelp, Inc.(a)	2,025
76	ZoomInfo Technologies, Inc.(a)	985
		69,239
	IT Services — 0.2%
9	Accenture PLC, Class A	2,674

Shares	Description	Value (†)
	IT Services — continued
27	Cognizant Technology Solutions Corp., Class A	$1,741
18	International Business Machines Corp.	2,604
76	Shopify, Inc., Class A(a)	3,586
2	VeriSign, Inc.(a)	399
		11,004
	Leisure Products — 0.0%
90	Mattel, Inc.(a)	1,717
21	YETI Holdings, Inc.(a)	893
		2,610
	Life Sciences Tools & Services — 0.3%
5	Agilent Technologies, Inc.	517
13	Danaher Corp.	2,496
34	Illumina, Inc.(a)	3,720
37	IQVIA Holdings, Inc.(a)	6,691
10	Repligen Corp.(a)	1,346
3	Thermo Fisher Scientific, Inc.	1,334
1	West Pharmaceutical Services, Inc.	318
		16,422
	Machinery — 0.5%
14	AGCO Corp.	1,605
5	Caterpillar, Inc.	1,130
8	Chart Industries, Inc.(a)	930
1	Cummins, Inc.	216
5	Deere & Co.	1,827
13	Dover Corp.	1,689
16	Fortive Corp.	1,045
41	Graco, Inc.	3,048
3	Illinois Tool Works, Inc.	672
29	ITT, Inc.	2,707
17	Oshkosh Corp.	1,492
7	Parker-Hannifin Corp.	2,582
20	SPX Technologies, Inc.(a)	1,603
30	Terex Corp.	1,374
25	Toro Co.	2,021
		23,941
	Media — 0.5%
19	Charter Communications, Inc., Class A(a)	7,653
173	Comcast Corp., Class A	7,143
60	Interpublic Group of Cos., Inc.	1,704
39	Liberty Broadband Corp., Class C(a)	3,249
33	New York Times Co., Class A	1,330
27	Omnicom Group, Inc.	2,023
34	Paramount Global, Class B	370
		23,472
	Metals & Mining — 0.2%
73	Alcoa Corp.	1,872
92	Cleveland-Cliffs, Inc.(a)	1,544
28	Commercial Metals Co.	1,184
11	Newmont Corp.	412
10	Reliance Steel & Aluminum Co.	2,544
		7,556
	Mortgage Real Estate Investment Trusts (REITs) — 0.0%
101	Invesco Mortgage Capital, Inc.	690
80	KKR Real Estate Finance Trust, Inc.	835
		1,525
	Multi-Utilities — 0.1%
22	Consolidated Edison, Inc.	1,931
8	DTE Energy Co.	771
4	WEC Energy Group, Inc.	326
		3,028
Shares	Description	Value (†)
	Office REITs — 0.2%
198	Brandywine Realty Trust	$741
100	COPT Defense Properties	2,280
63	Douglas Emmett, Inc.	706
84	Easterly Government Properties, Inc.	904
114	Highwoods Properties, Inc.	2,039
77	Kilroy Realty Corp.	2,201
		8,871
	Oil, Gas & Consumable Fuels — 1.1%
148	Antero Midstream Corp.	1,826
39	Antero Resources Corp.(a)	1,148
154	APA Corp.	6,117
12	Chevron Corp.	1,749
65	CNX Resources Corp.(a)	1,412
89	ConocoPhillips	10,573
67	EOG Resources, Inc.	8,459
31	Exxon Mobil Corp.	3,281
5	Hess Corp.	722
29	HF Sinclair Corp.	1,606
98	Kinder Morgan, Inc.	1,588
17	ONEOK, Inc.	1,108
42	Ovintiv, Inc.	2,016
55	Phillips 66	6,274
47	Range Resources Corp.	1,685
180	Southwestern Energy Co.(a)	1,283
7	Valero Energy Corp.	889
34	Williams Cos., Inc.	1,170
		52,906
	Passenger Airlines — 0.0%
27	Alaska Air Group, Inc.(a)	854
44	Delta Air Lines, Inc.	1,375
		2,229
	Personal Care Products — 0.0%
3	Estee Lauder Cos., Inc., Class A	387
	Pharmaceuticals — 0.6%
29	Bristol-Myers Squibb Co.	1,494
4	Eli Lilly & Co.	2,216
13	Jazz Pharmaceuticals PLC(a)	1,651
35	Johnson & Johnson	5,192
29	Merck & Co., Inc.	2,978
29	Novartis AG, ADR	2,714
59	Novo Nordisk AS, ADR	5,698
30	Perrigo Co. PLC	829
46	Pfizer, Inc.	1,406
88	Roche Holding AG, ADR	2,845
6	Sandoz Group AG, ADR(a)	155
13	Zoetis, Inc.	2,041
		29,219
	Professional Services — 0.2%
4	Automatic Data Processing, Inc.	873
7	Ceridian HCM Holding, Inc.(a)	448
17	Equifax, Inc.	2,883
17	Exponent, Inc.	1,246
23	Korn Ferry	1,047
9	Leidos Holdings, Inc.	892
4	Paychex, Inc.	444
9	Paylocity Holding Corp.(a)	1,614
		9,447

Shares	Description	Value (†)
	Real Estate Management & Development — 0.2%
105	CBRE Group, Inc., Class A(a)	$7,281
12	Jones Lang LaSalle, Inc.(a)	1,535
		8,816
	Residential REITs — 0.0%
6	AvalonBay Communities, Inc.	994
9	Camden Property Trust	764
		1,758
	Retail REITs — 0.1%
176	Brixmor Property Group, Inc.	3,659
57	NNN REIT, Inc.	2,071
6	Simon Property Group, Inc.	659
		6,389
	Semiconductors & Semiconductor Equipment — 1.2%
23	Advanced Micro Devices, Inc.(a)	2,266
14	Analog Devices, Inc.	2,203
75	ARM Holdings PLC, ADR(a)	3,697
4	Broadcom, Inc.	3,365
2	First Solar, Inc.(a)	285
85	Intel Corp.	3,102
25	Lattice Semiconductor Corp.(a)	1,390
14	Micron Technology, Inc.	936
68	NVIDIA Corp.	27,730
9	Qorvo, Inc.(a)	787
50	QUALCOMM, Inc.	5,449
11	Silicon Laboratories, Inc.(a)	1,014
16	Synaptics, Inc.(a)	1,339
18	Texas Instruments, Inc.	2,556
10	Universal Display Corp.	1,392
		57,511
	Software — 2.2%
7	Adobe, Inc.(a)	3,724
7	ANSYS, Inc.(a)	1,948
48	Autodesk, Inc.(a)	9,486
4	Cadence Design Systems, Inc.(a)	959
35	Dynatrace, Inc.(a)	1,565
4	Intuit, Inc.	1,980
13	Manhattan Associates, Inc.(a)	2,535
108	Microsoft Corp.	36,516
159	Oracle Corp.	16,441
2	Palo Alto Networks, Inc.(a)	486
13	Qualys, Inc.(a)	1,988
6	Roper Technologies, Inc.	2,931
80	Salesforce, Inc.(a)	16,066
2	ServiceNow, Inc.(a)	1,164
11	SPS Commerce, Inc.(a)	1,764
2	Synopsys, Inc.(a)	939
2	Tyler Technologies, Inc.(a)	746
29	Workday, Inc., Class A(a)	6,140
		107,378
	Specialized REITs — 0.1%
4	American Tower Corp.	713
6	Crown Castle, Inc.	558
1	Equinix, Inc.	729
31	VICI Properties, Inc.	865
20	Weyerhaeuser Co.	574
		3,439
	Specialty Retail — 0.3%
5	Asbury Automotive Group, Inc.(a)	957
11	Boot Barn Holdings, Inc.(a)	765
10	Dick's Sporting Goods, Inc.	1,069
Shares	Description	Value (†)
	Specialty Retail — continued
10	Five Below, Inc.(a)	$1,740
12	Home Depot, Inc.	3,416
6	Lithia Motors, Inc.	1,453
12	Ross Stores, Inc.	1,392
23	TJX Cos., Inc.	2,026
13	Williams-Sonoma, Inc.	1,953
		14,771
	Technology Hardware, Storage & Peripherals — 0.3%
86	Apple, Inc.	14,686
38	Hewlett Packard Enterprise Co.	584
23	HP, Inc.	606
		15,876
	Textiles, Apparel & Luxury Goods — 0.2%
12	Crocs, Inc.(a)	1,072
5	Deckers Outdoor Corp.(a)	2,985
27	NIKE, Inc., Class B	2,775
16	PVH Corp.	1,189
289	Under Armour, Inc., Class A(a)	1,980
163	Under Armour, Inc., Class C(a)	1,048
		11,049
	Trading Companies & Distributors — 0.1%
12	GATX Corp.	1,255
7	Watsco, Inc.	2,442
		3,697
	Water Utilities — 0.1%
19	American States Water Co.	1,483
4	American Water Works Co., Inc.	470
39	Essential Utilities, Inc.	1,305
		3,258
	Total Common Stocks (Identified Cost $1,233,701)	1,243,678

Principal Amount
Bonds and Notes — 21.5%
	Apartment REITs — 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,713
	Automotive — 0.4%
14,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	13,151
2,000	Lear Corp., 4.250%, 5/15/2029	1,788
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,676
		20,615
	Banking — 3.3%
14,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	12,650
6,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	5,962
7,000	Bank of Nova Scotia, 3.400%, 2/11/2024	6,946
13,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	11,513
9,000	Citigroup, Inc., 4.600%, 3/09/2026	8,626
11,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	10,603
13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	12,860
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,965
6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	5,385
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,267

Principal Amount	Description	Value (†)
	Banking — continued
$5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	$4,553
12,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	11,030
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,511
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,860
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,900
7,000	State Street Corp., 2.400%, 1/24/2030	5,701
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,268
13,000	Truist Bank, 3.200%, 4/01/2024	12,846
14,000	Westpac Banking Corp., 2.350%, 2/19/2025	13,428
		164,874
	Brokerage — 0.4%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	9,025
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	8,715
		17,740
	Building Materials — 0.4%
7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	5,801
14,000	Owens Corning, 3.950%, 8/15/2029	12,414
		18,215
	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,610
	Consumer Products — 0.1%
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,481
	Diversified Manufacturing — 0.3%
12,000	Eaton Corp., 4.150%, 3/15/2033	10,558
7,000	Emerson Electric Co., 2.000%, 12/21/2028	5,931
		16,489
	Electric — 1.2%
7,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,005
13,000	Duke Energy Corp., 3.750%, 4/15/2024	12,873
15,000	Entergy Corp., 0.900%, 9/15/2025	13,651
7,000	Exelon Corp., 4.050%, 4/15/2030	6,183
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	8,572
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,597
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,387
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,430
		61,698
	Environmental — 0.2%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,411
5,000	Waste Management, Inc., 2.950%, 6/01/2041	3,268
		7,679
	Finance Companies — 0.2%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,626
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,127
		10,753
	Food & Beverage — 0.8%
13,000	Coca-Cola Co., 1.450%, 6/01/2027	11,424
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,651
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,117
15,000	PepsiCo, Inc., 2.750%, 3/19/2030	12,776
		40,968
	Government Owned - No Guarantee — 0.5%
8,000	Equinor ASA, 3.625%, 4/06/2040	5,927
18,000	Federal National Mortgage Association, 6.625%, 11/15/2030	19,519
		25,446
Principal Amount	Description	Value (†)
	Health Care REITs — 0.1%
$5,000	Welltower OP LLC, 2.800%, 6/01/2031	$3,915
	Health Insurance — 0.4%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	10,275
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,868
		18,143
	Healthcare — 0.4%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,697
2,000	CVS Health Corp., 4.300%, 3/25/2028	1,874
6,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	5,783
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,633
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,106
		21,093
	Integrated Energy — 0.4%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,542
7,000	Shell International Finance BV, 6.375%, 12/15/2038	7,156
		20,698
	Life Insurance — 0.2%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,916
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	7,671
		10,587
	Media Entertainment — 0.1%
6,000	Netflix, Inc., 3.625%, 6/15/2025(b)	5,785
	Metals & Mining — 0.1%
7,000	Nucor Corp., 3.125%, 4/01/2032	5,655
	Mortgage Related — 6.0%
12,860	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	9,447
31,843	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(c)	24,474
29,628	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	23,734
27,321	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	22,766
46,410	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	34,271
61,222	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	47,229
48,556	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	39,372
24,084	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	20,253
26,638	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	23,046
1,891	Federal National Mortgage Association, 4.500%, with various maturities in 2049(c)	1,719
12,849	Government National Mortgage Association, 3.000%, 6/20/2052	10,596
6,961	Government National Mortgage Association, 4.000%, 8/20/2053	6,121
6,952	Government National Mortgage Association, 5.000%, 7/20/2053	6,472
27,463	Government National Mortgage Association, 5.500%, 4/20/2053	26,276
		295,776
	Natural Gas — 0.2%
13,000	NiSource, Inc., 0.950%, 8/15/2025	11,878
	Office REITs — 0.3%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,516
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,421
		13,937

Principal Amount	Description	Value (†)
	Oil Field Services — 0.1%
$6,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	$5,466
	Other REITs — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,388
	Pharmaceuticals — 0.5%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	13,544
5,000	Biogen, Inc., 2.250%, 5/01/2030	3,927
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,486
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,075
3,000	Viatris, Inc., 3.850%, 6/22/2040	1,867
		26,899
	Property & Casualty Insurance — 0.2%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,470
7,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	5,506
		7,976
	Railroads — 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	9,159
	Restaurants — 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,068
	Retail REITs — 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,700
5,000	Spirit Realty LP, 2.700%, 2/15/2032	3,703
		6,403
	Retailers — 0.4%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,095
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	12,409
3,000	Walmart, Inc., 4.100%, 4/15/2033	2,685
		19,189
	Technology — 1.1%
14,000	Apple, Inc., 2.500%, 2/09/2025	13,515
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,334
6,000	Intel Corp., 2.450%, 11/15/2029	5,036
11,000	International Business Machines Corp., 4.000%, 6/20/2042	8,194
6,000	NVIDIA Corp., 2.850%, 4/01/2030	5,128
11,000	Oracle Corp., 2.950%, 5/15/2025	10,528
12,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,753
		54,488
	Treasuries — 2.1%
20,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	8,798
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	7,606
34,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	23,597
18,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	12,723
17,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	11,804
26,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	17,965
23,000	U.S. Treasury Notes, 0.375%, 11/30/2025	20,897
		103,390
	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,801
Principal Amount	Description	Value (†)
	Wireless — 0.2%
$10,000	Vodafone Group PLC, 6.150%, 2/27/2037	$9,494
	Wirelines — 0.1%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,462
	Total Bonds and Notes (Identified Cost $1,241,150)	1,062,931

Shares
Exchange-Traded Funds — 3.4%
2,484	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $171,547)	166,254

Mutual Funds — 4.9%
6,271	WCM Focused Emerging Markets Fund, Institutional Class	74,940
8,372	WCM Focused International Growth Fund, Institutional Class	165,433
	Total Mutual Funds (Identified Cost $289,284)	240,373

Affiliated Mutual Funds — 43.5%
90,473	Loomis Sayles Inflation Protected Securities Fund, Class N	829,632
57,020	Loomis Sayles Limited Term Government and Agency Fund, Class N	602,134
67,990	Mirova Global Green Bond Fund, Class N	553,435
16,217	Mirova International Sustainable Equity Fund, Class N	165,255
	Total Affiliated Mutual Funds (Identified Cost $2,509,240)	2,150,456

Principal Amount
Short-Term Investments — 2.6%
$130,427	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2023 at 2.500% to be repurchased at $130,436 on 11/01/2023 collateralized by $133,600 U.S. Treasury Note, 5.000% due 10/31/2025 valued at $133,490 including accrued interest(d) (Identified Cost $130,427)	130,427
	Total Investments — 101.1% (Identified Cost $5,575,349)	4,994,119
	Other assets less liabilities — (1.1)%	(56,613)
	Net Assets — 100.0%	$4,937,506

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, the value of Rule 144A holdings amounted to $14,504 or 0.3% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of October 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2023, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$863,879	$113,651	$84,404	$(5,196)	$(58,298)	$829,632	90,473	$29,108
Loomis Sayles Limited Term Government and Agency Fund, Class N	633,755	60,293	78,825	(3,852)	(9,237)	602,134	57,020	18,547

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2023	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$579,164	$44,181	$59,749	$(5,427)	$(4,734)	$553,435	67,990	$—
Mirova International Sustainable Equity Fund, Class N	184,929	26,629	25,092	1,589	(22,800)	165,255	16,217	279
	$2,261,727	$244,754	$248,070	$(12,886)	$(95,069)	$2,150,456	231,700	$47,934

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of October 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,243,678	$—	$—	$1,243,678
Bonds and Notes(a)	—	1,062,931	—	1,062,931
Exchange-Traded Funds	166,254	—	—	166,254
Mutual Funds	240,373	—	—	240,373
Affiliated Mutual Funds	2,150,456	—	—	2,150,456
Short-Term Investments	—	130,427	—	130,427
Total Investments	$3,800,761	$1,193,358	$—	$4,994,119

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2023 (Unaudited)
Fixed Income	61.7%
Equity	36.8
Short-Term Investments	2.6
Total Investments	101.1
Other assets less liabilities	(1.1)
Net Assets	100.0%